                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2001


Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      100 South Bedford Road, Suite 110
              Mt. Kisco, NY 10549


Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 224-4100

Signature, Place, and Date of Signing:
/s/ David Sachs                         Mt. Kisco, New York    January 26, 2002
------------------------------------    -------------------    ----------------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 -----------

Form 13F Information Table Entry Total:                  44
                                                 -----------

Form 13F Information Table Value Total:            $113,977
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

None
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
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        FORM 13F INFORMATION TABLE - HOCKY MANAGEMENT CO. LLC (12/31/01)
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NAME OF ISSUER                TITLE OF CLASS   CUSIP      MARKET    SHARES    SH    PUT    INVESTMENT  MANA-   SOLE    SHARED  NONE
                                                          VALUE     /PRN      /PRN  /CALL  Discretion  GERS
                                                          (x1000)   AMT
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
ADELPHIA COMMUNICATIONS CORP  CL A            006848105    2494      80000     SH          SOLE                 76300           3700
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ADVANCEPCS                    COMMON STOCK    00790K109    3522     120000     SH          SOLE                114300           5700
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APTARGROUP INC                COMMON STOCK    038336103    3927     112100     SH          SOLE                107000           5100
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AUTONATION INC                COMMON STOCK    05329W102    1874     152000     SH          SOLE                144500           7500
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CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    3687      77700     SH          SOLE                 74100           3600
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CABLEVISION SYS CORP          CL A RAINB MED  12686C844    4211     170500     SH          SOLE                162700           7800
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KENNETH COLE PRODTNS INC      CL A            193294105    1034      58400     SH          SOLE                 55500           2900
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COMCAST CORP                  CL A SPL        200300200    1440      40000     SH          SOLE                 38000           2000
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ECHOSTAR COMMUNICATIONS NEW   CL A            278762109    2060      75000     SH          SOLE                 71300           3700
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP         COMMON STOCK    339030108    4563     125000     SH          SOLE                119500           5500
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GAINSCO INC                   COMMON STOCK    363127101      40      25000     SH          SOLE                                25000
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HCA INC                       COMMON STOCK    404119109    5742     149000     SH          SOLE                141700           7300
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP            COMMON STOCK    432848109    1437     131600     SH          SOLE                125000           6600
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                     COMMON STOCK    501044101    2817     135000     SH          SOLE                135000
------------------------------------------------------------------------------------------------------------------------------------
LANCE INC                     COMMON STOCK    514606102    1429     100000     SH          SOLE                 95000           5000
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LIBERTE INVS INC DEL          COMMON STOCK    530154103    2978     763700     SH          SOLE                730500          33200
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY LIVEWIRE CORP         CL A            530709104     341      49100     SH          SOLE                 47400           1700
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP  NEW       COM SER A       530718105    2800     200000     SH          SOLE                190100           9900
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                    COMMON STOCK    540424108    4010      72400     SH          SOLE                 69000           3400
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MASCO CORP                    COMMON STOCK    574599106    2818     115000     SH          SOLE                109400           5600
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC        COMMON STOCK    590188108    3132      60100     SH          SOLE                 57200           2900
------------------------------------------------------------------------------------------------------------------------------------
METHODE ELECTRONICS INC       CL A            591520200    3532     441500     SH          SOLE                421600          19900
------------------------------------------------------------------------------------------------------------------------------------
MODEM MEDIA INC               CL A            607533106    1008     301000     SH          SOLE                286300          14700
------------------------------------------------------------------------------------------------------------------------------------
MOORE  LTD                    COMMON STOCK    615785102    4780     503200     SH          SOLE                478100          25100
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OFFICEMAX INC                 COMMON STOCK    67622M108     450     100000     SH          SOLE                 95000           5000
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OMNICARE INC                  COMMON STOCK    681904108    4976     200000     SH          SOLE                190100           9900
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PACKAGING CORP AMER           COMMON STOCK    695156109    2269     125000     SH          SOLE                118800           6200
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PHILIP MORRIS COS INC         COMMON STOCK    718154107    1834      40000     SH          SOLE                 38500           1500
------------------------------------------------------------------------------------------------------------------------------------
PROVINCE HEALTHCARE CO        COMMON STOCK    743977100    4475     145000     SH          SOLE                138500           6500
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RALCORP HLDGS INC NEW         COMMON STOCK    751028101    2170      95600     SH          SOLE                 95600
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REGIS CORP MINN               COMMON STOCK    758932107    3333     129300     SH          SOLE                122100           7200
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REPUBLIC SVCS INC             COMMON STOCK    760759100    1624      81300     SH          SOLE                 77800           3500
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ROCKWELL INTL CORP NEW        COMMON STOCK    773903109    1340      75000     SH          SOLE                 71400           3600
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SCRIPPS E W CO OHIO           CL A            811054204    1030      15600     SH          SOLE                 15100            500
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SHAW COMMUNICATIONS INC       CL B CONV       82028K200    2120     100000     SH          SOLE                 94400           5600
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SILGAN HOLDINGS INC           COMMON STOCK    827048109    2354      90000     SH          SOLE                 86300           3700
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SMUCKER J M CO                COMMON STOCK    832696306    1882      53200     SH          SOLE                 51100           2100
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TTR TECHNOLOGIES INC          COMMON STOCK    87305U102      40      22000     SH          SOLE                 20900           1100
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TRIAD HOSPITALS INC           COMMON STOCK    89579K109    4549     155000     SH          SOLE                147400           7600
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VENTAS INC.                   COMMON STOCK    92276F100    2300     200000     SH          SOLE                190000          10000
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WASHINGTON POST CO            CLASS B         939640108    5830      11000     SH          SOLE                 10500            500
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SBS BROADCASTING SA           ORD             L8137F102    3005     166000     SH          SOLE                158000           8000
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PANAMERICAN BEVERAGES INC     CL A            P74823108    1287      86600     SH          SOLE                 82900           3700
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SCHERING PLOUGH CORP          COMMON STOCK    806605101    1432      40000     SH          SOLE                 38000           2000
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